Prepayments, Deposits and Other Receivables - Schedule of Prepayments, Deposits and Other Receivables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Prepayments, Deposits and Other Receivables [Abstract]
Utility deposits	$ 383	$ 387
Prepayments	17,201	438,563
Other receivables	15,512	15,750
Total	$ 33,096	$ 454,700